GOODWILL AND OTHER INTANGIBLES - Narrative (Details)	12 Months Ended
	Dec. 28, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 28, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2010 Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life (in years)	7 years	19 years
Stated interest rate (as a percent)			8.125%